Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 41,596	$ (111,804)	$ (4,855)
Profit attributable to non-controlling interests	(13,673)	(6,917)	(6,522)
Income tax	42,659	119,837	1,666
Share of profits/(losses) of associates	5,231	5,351	6,646
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	0	10,383	27,948
Financial expense, net	395,213	448,368	405,750
Depreciation, amortization, and impairment charges	362,697	310,960	332,925
Total segment Further Adjusted EBITDA	850,607	779,310	763,310
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	41,596	(111,804)	(4,855)
Profit attributable to non-controlling interests	13,673	6,917	6,522
Income tax	42,659	119,837	1,666
Share of profits/(losses) of associates	(5,231)	(5,351)	(6,646)
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	0	10,383	27,948
Financial expense, net	395,213	448,368	405,750
Depreciation, amortization, and impairment charges	362,697	310,960	332,925
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 850,607	$ 779,310	$ 763,310